Fair Value Measurements (Tables)	9 Months Ended
Jul. 31, 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Schedule of Financial Assets and Liabilities not Carried at Fair Value
The following table reflects the fair value of the Bank’s financial assets and liabilities not carried at fair value.
Financial Assets and Liabilities not carried at Fair Value
1

(millions of Canadian dollars)			As at
	July 31, 2023		October 31, 2022
	Carrying value	Fair value	Carrying value	Fair value
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses
Government and government-related securities	$230,507	$222,322	$256,362	$244,523
Other debt securities	73,948	70,969	86,412	81,913
Total debt securities at amortized cost, net of allowance for credit losses	304,455	293,291	342,774	326,436
Total loans, net of allowance for loan losses	867,802	851,389	831,043	810,912
Total financial assets not carried at fair value	$1,172,257	$1,144,680	$1,173,817	$1,137,348

FINANCIAL LIABILITIES
Deposits	$1,159,499	$1,151,101	$1,229,970	$1,218,552
Securitization liabilities at amortized cost	14,336	13,706	15,072	14,366
Subordinated notes and debentures	11,267	11,044	11,290	10,853
Total financial liabilities not carried at fair value	$1,185,102	$1,175,851	$1,256,332	$1,243,771

1	This table excludes financial assets and liabilities where the carrying value approximates their fair value.

Schedule of Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities
The following tables reconcile changes in fair value of all assets and liabilities measured at fair value using significant Level 3 unobservable inputs for the three and nine months ended July 31, 2023 and July 31, 2022.

Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities
(millions of Canadian dollars)	Fair value as at May 1 2023	Total realized and unrealized gains (losses)	Movements	Transfers	Fair value as at July 31 2023	Change in unrealized gains (losses) on instruments still held 5
Included in income	1	Included in OCI	2,3	Purchases/ Issuances	Sales/ Settlements	4	Into Level 3	Out of Level 3

FINANCIAL ASSETS

Trading loans, securities, and other
Other debt securities	$22	$–	$–	$26	$(13)	$54	$–	$89	$(5)

Equity securities	30	2	–	–	(24)	–	–	8	–

52	2	–	26	(37)	54	–	97	(5)
Non-trading financial assets at fair value through profit or loss
Securities	1,001	(52)	–	37	(3)	–	–	983	(20)

Loans	–	–	–	–	–	–	–	–	–

1,001	(52)	–	37	(3)	–	–	983	(20)

Financial assets at fair value through other comprehensive income
Other debt securities	61	–	2	–	(4)	–	–	59	–

Equity securities	3,685	–	(295)	3	(1,144)	–	–	2,249	(6)
$3,746	$–	$(293)	$3	$(1,148)	$–	$–	$2,308	$(6)

FINANCIAL LIABILITIES

Trading deposits 6	$(592)	$(9)	$–	$(211)	$8	$(1)	$10	$(795)	$(4)
Derivatives 7
Interest rate contracts	(169)	14	–	–	13	–	–	(142)	34
Foreign exchange contracts	1	(2)	–	–	–	(1)	1	(1)	(1)
Equity contracts	(27)	2	–	–	(10)	–	(12)	(47)	(1)

Commodity contracts	(2)	(8)	–	–	13	–	–	3	1

(197)	6	–	–	16	(1)	(11)	(187)	33

Financial liabilities designated at fair value through profit or loss	(49)	(166)	–	(202)	310	–	–	(107)	(167)

Obligations related to securities sold short	–	–	–	–	–	–	–	–	–

Fair value as at November 1 2022	Total realized and unrealized gains (losses)	Movements	Transfers	Fair value as at July 31 2023	Change in unrealized gains (losses) on instruments still held 5
Included in income	1	Included in OCI	3	Purchases/ Issuances	Sales/ Settlements	4	Into Level 3	Out of Level 3

FINANCIAL ASSETS

Trading loans, securities, and other
Other debt securities	$49	$6	$–	$49	$(72)	$89	$(32)	$89	$(28)

Equity securities	–	(2)	–	39	(29)	–	–	8	–

49	4	–	88	(101)	89	(32)	97	(28)
Non-trading financial assets at fair value through profit or loss
Securities	845	31	–	158	(51)	–	–	983	21

Loans	–	–	–	–	–	–	–	–	–

845	31	–	158	(51)	–	–	983	21

Financial assets at fair value through other comprehensive income
Other debt securities	60	–	(6)	21	(16)	–	–	59	–

Equity securities	2,477	–	(506)	2,096	(1,818)	–	–	2,249	(8)
$2,537	$–	$(512)	$2,117	$(1,834)	$–	$–	$2,308	$(8)

FINANCIAL LIABILITIES

Trading deposits 6	$(416)	$(38)	$–	$(359)	$16	$(10)	$12	$(795)	$(28)
Derivatives 7
Interest rate contracts	(156)	(16)	–	–	30	–	–	(142)	28
Foreign exchange contracts	4	(6)	–	–	–	(1)	2	(1)	(1)
Equity contracts	(59)	45	–	26	(17)	(2)	(40)	(47)	10

Commodity contracts	27	32	–	–	(56)	–	–	3	(1)

(184)	55	–	26	(43)	(3)	(38)	(187)	36

Financial liabilities designated at fair value through profit or loss	(44)	(96)	–	(389)	422	–	–	(107)	(95)

Obligations related to securities sold short	–	–	–	–	–	–	–	–	–

1	Gains/losses on financial assets and liabilities are recognized within Non-interest Income on the Interim Consolidated Statement of Income.
2	Other comprehensive income.
3	Includes realized gains/losses transferred to retained earnings on disposal of equities designated at fair value through other comprehensive income (FVOCI). Refer to Note 5 for further details.
4	Includes foreign exchange.
5	Changes in unrealized gains/losses on financial assets at FVOCI are recognized in accumulated other comprehensive income (AOCI).
6	Issuances and repurchases of trading deposits are reported on a gross basis.
7
Consists of derivative assets of $14 million (May 1, 2023/April 30, 2023 – $20 million; October 31, 2022/November 1, 2022 – $50 million) and derivative liabilities of $201 million (May 1, 2023/April 30, 2023 – $217 million; October 31, 2022/November 1, 2022 – $234 million) which have been netted in this table for presentation purposes only.

Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities
(millions of Canadian dollars)	Fair value as at May 1 2022	Total realized and unrealized gains (losses)		Movements			Transfers	Fair value as at July 31 2022	Change in unrealized gains (losses) on instruments still held 4
		Included in income 1	Included in OCI 2	Purchases/ Issuances	Sales/ Settlements 3	Into Level 3	Out of Level 3
FINANCIAL ASSETS
Trading loans, securities, and other
Government and government-related securities	$14	$1	$–	$1	$(8)	$–	$(2)	$6	$(2)

Other debt securities	27	–	–	–	(27)	–	–	–	–

	41	1	–	1	(35)	–	(2)	6	(2)
Non-trading financial assets at fair value through profit or loss
Securities	858	32	(2)	44	(21)	–	–	911	18

Loans	3	–	–	–	(3)	–	–	–	–

	861	32	(2)	44	(24)	–	–	911	18
Financial assets at fair value through other comprehensive income
Other debt securities	59	–	(3)	–	(3)	–	–	53	(1)

Equity securities	2,290	–	26	3	16	–	–	2,335	24

	$2,349	$–	$23	$3	$13	$–	$–	$2,388	$23
FINANCIAL LIABILITIES
Trading deposits 5	$(246)	$12	$–	$(76)	$1	$–	$7	$(302)	$12
Derivatives 6
Interest rate contracts	(96)	(61)	–	–	(1)	–	–	(158)	(62)
Foreign exchange contracts	(1)	1	–	–	–	–	–	–	–
Equity contracts	(93)	49	–	–	1	2	(2)	(43)	49

Commodity contracts	72	3	–	–	(23)	–	–	52	(2)

	(118)	(8)	–	–	(23)	2	(2)	(149)	(15)
Financial liabilities designated at fair value through profit or loss	(162)	23	–	(92)	221	–	–	(10)	23
Obligations related to securities sold short	–	–	–	–	–	–	–	–	–

	Fair value as at November 1 2021	Total realized and unrealized gains (losses)		Movements			Transfers	Fair value as at July 31 2022	Change in unrealized gains (losses) on instruments still held 4
		Included in income 1	Included in OCI 2	Purchases/ Issuances	Sales/ Settlements 3	Into Level 3	Out of Level 3
FINANCIAL ASSETS
Trading loans, securities, and other
Government and government-related securities	$6	$1	$–	$3	$(13)	$11	$(2)	$6	$(3)

Other debt securities	33	–	–	27	(60)	–	–	–	–

	39	1	–	30	(73)	11	(2)	6	(3)
Non-trading financial assets at fair value through profit or loss
Securities	760	60	(2)	166	(69)	–	(4)	911	12

Loans	3	–	–	–	(3)	–	–	–	–

	763	60	(2)	166	(72)	–	(4)	911	12
Financial assets at fair value through other comprehensive income
Other debt securities	64	–	(4)	–	(7)	–	–	53	(1)

Equity securities	1,609	–	56	640	30	–	–	2,335	48

	$1,673	$–	$52	$640	$23	$–	$–	$2,388	$47
FINANCIAL LIABILITIES
Trading deposits 5	$(141)	$17	$–	$(185)	$1	$(10)	$16	$(302)	$11
Derivatives 6
Interest rate contracts	(88)	(87)	–	–	(1)	–	18	(158)	(60)
Foreign exchange contracts	7	(7)	–	–	–	–	–	–	(1)
Equity contracts	(82)	10	–	–	–	3	26	(43)	36

Commodity contracts	31	69	–	–	(48)	–	–	52	41

	(132)	(15)	–	–	(49)	3	44	(149)	16
Financial liabilities designated at fair value through profit or loss	(76)	(154)	–	(267)	487	–	–	(10)	(154)
Obligations related to securities sold short	(9)	–	–	–	9	–	–	–	–

1	Gains/losses on financial assets and liabilities are recognized within Non-interest Income on the Interim Consolidated Statement of Income.
2	Includes realized gains/losses transferred to retained earnings on disposal of equities designated at FVOCI.
3	Includes foreign exchange.
4	Changes in unrealized gains/losses on financial assets at FVOCI are recognized in AOCI.
5	Issuances and repurchases of trading deposits are reported on a gross basis.
6
Consists of derivative assets of $73 million (May 1, 2022/April 30, 2022 – $90 million; October 31, 2021/November 1, 2021 – $47 million) and derivative liabilities of $222 million (May 1, 2022/April 30, 2022 – $208 million; October 31, 2021/November 1, 2021 – $179 million) which have been netted in this table for presentation purposes only.

At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Schedule of Fair Value Hierarchy for Assets and Liabilities
The following table presents the levels within the fair value hierarchy for each of the assets and liabilities measured at fair value on a recurring basis as at July 31, 2023 and October 31, 2022.
Fair Value Hierarchy for Assets and Liabilities Measured at Fair Value on a Recurring Basis

(millions of Canadian dollars)								As at
	July 31, 2023				October 31, 2022
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

FINANCIAL ASSETS AND COMMODITIES

Trading loans, securities, and other 1
Government and government-related securities
Canadian government debt
Federal	$128	$7,393	$–	$7,521	$620	$9,042	$–	$9,662
Provinces	–	7,908	–	7,908	–	7,706	–	7,706
U.S. federal, state, municipal governments, and agencies debt	2	23,083	–	23,085	2	23,466	–	23,468
Other OECD 2 government-guaranteed debt	–	9,106	–	9,106	–	8,341	–	8,341
Mortgage-backed securities	–	1,896	–	1,896	–	2,109	–	2,109
Other debt securities
Canadian issuers	–	6,438	1	6,439	–	6,604	–	6,604
Other issuers	–	12,402	88	12,490	–	12,344	49	12,393
Equity securities	63,044	37	8	63,089	44,424	32	–	44,456
Trading loans	–	16,534	–	16,534	–	11,749	–	11,749
Commodities	9,785	749	–	10,534	16,084	1,149	–	17,233

Retained interests	–	3	–	3	–	5	–	5

	72,959	85,549	97	158,605	61,130	82,547	49	143,726
Non-trading financial assets at fair value through profit or loss
Securities	306	2,914	983	4,203	228	6,608	845	7,681

Loans	–	3,666	–	3,666	–	3,265	–	3,265

	306	6,580	983	7,869	228	9,873	845	10,946
Derivatives
Interest rate contracts	131	20,102	–	20,233	167	23,699	–	23,866
Foreign exchange contracts	22	44,006	1	44,029	35	72,006	5	72,046
Credit contracts	–	61	–	61	–	56	–	56
Equity contracts	42	4,596	–	4,638	4	4,303	–	4,307

Commodity contracts	354	1,753	13	2,120	634	2,919	45	3,598

	549	70,518	14	71,081	840	102,983	50	103,873
Financial assets designated at fair value through profit or loss

Securities 1	–	5,440	–	5,440	–	5,039	–	5,039

	–	5,440	–	5,440	–	5,039	–	5,039

Financial assets at fair value through other comprehensive income
Government and government-related securities
Canadian government debt
Federal	–	18,520	–	18,520	–	16,368	–	16,368
Provinces	–	20,383	–	20,383	–	20,240	–	20,240
U.S. federal, state, municipal governments, and agencies debt	–	10,503	–	10,503	–	11,559	–	11,559
Other OECD government-guaranteed debt	–	1,476	–	1,476	–	1,682	–	1,682
Mortgage-backed securities	–	2,047	–	2,047	–	1,033	–	1,033
Other debt securities
Asset-backed securities	–	3,975	–	3,975	–	4,440	–	4,440
Corporate and other debt	–	8,281	59	8,340	–	8,621	60	8,681
Equity securities	1,264	1	2,249	3,514	840	2	2,477	3,319

Loans	–	961	–	961	–	2,353	–	2,353

	1,264	66,147	2,308	69,719	840	66,298	2,537	69,675

Securities purchased under reverse repurchase agreements	–	8,358	–	8,358	–	7,450	–	7,450

FINANCIAL LIABILITIES

Trading deposits	–	27,526	795	28,321	–	23,389	416	23,805
Derivatives
Interest rate contracts	127	18,822	142	19,091	112	19,010	156	19,278
Foreign exchange contracts	30	35,335	2	35,367	23	62,378	1	62,402
Credit contracts	–	241	–	241	–	152	–	152
Equity contracts	–	6,311	47	6,358	–	5,804	59	5,863

Commodity contracts	217	1,857	10	2,084	234	3,186	18	3,438

	374	62,566	201	63,141	369	90,530	234	91,133

Securitization liabilities at fair value	–	13,597	–	13,597	–	12,612	–	12,612

Financial liabilities designated at fair value through profit or loss	–	183,080	107	183,187	–	162,742	44	162,786

Obligations related to securities sold short 1	1,662	43,492	–	45,154	2,909	42,596	–	45,505

Obligations related to securities sold under repurchase agreements	–	3,934	–	3,934	–	9,509	–	9,509

1	Balances reflect the reduction of securities owned (long positions) by the amount of identical securities sold but not yet purchased (short positions).
2	Organisation for Economic Co-operation and Development (OECD).